BRAZOS MUTUAL FUNDS

                                                              SEMI-ANNUAL REPORT
                                                                    MAY 31, 1998
                                     BRAZOS
                                     ======
                                 JMIC SMALL CAP
                                 GROWTH PORTOLIO

                                JMIC REAL ESTATE
                              SECURITIES PORTFOLIO

                                 JMIC MICRO CAP
                                GROWTH PORTFOLIO

                                     ======

                               INVESTMENT ADVISER
                               ==================

                                   JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                               DALLAS, TEXAS 75225

BRAZOS MUTUAL FUNDS
Report From Management

                                                                   June 29, 1998
Dear Fellow Shareholders, Clients, and Friends:

It is a pleasure to present to you a very positive mid-year report of the Brazos Mutual Funds. Our investment process, focusing on good companies with strong profit growth, high measures of profitability (ROE and ROA) and management whose interest is closely aligned with shareholders continued to work well for you in 1998. The following chart outlines Brazos performance relative to appropriate benchmarks.

================================================================================

                                                         QUARTER ENDING    YEAR TO DATE     INCEPTION TO
                                                             3/31/98         5/31/98          5/31/98
                                                         -----------------------------------------------
  BRAZOS SMALL CAP GROWTH(1) Inception 12/31/96               15.6%            11.6%           72.4%
  Russell 2000(2)                                             10.1%             4.7%           28.1%
  BRAZOS REAL ESTATE SECURITIES(1) Inception 12/31/96          1.5%            -2.0%           26.6%
  NAREIT Equity Index(2)                                      -0.5%            -4.4%           15.0%
  Wilshire REIT Index(2)                                      -1.0%            -5.1%           13.5%
  BRAZOS MICRO CAP(1) Inception 12/31/97                      27.7%            31.0%           31.0%
  Russell 2000(2)                                             10.1%             4.7%            4.7%

================================================================================

It has been an exciting and rewarding time for Brazos shareholders since our last letter. Notable events in which you can take pride and comfort include:

     (BULLET) Continued excellent acceptance of the Brazos Small Cap Growth Portfolio, with assets as of this writing at approximately $195 million.

     (BULLET) The selection of Brazos Small Cap Growth as one of MONEY MAGAZINE'S best 100 mutual funds.

     (BULLET) Continued growth and acceptance of Brazos Real Estate Securities Portfolio, with assets as of this writing at approximately $90 million

     (BULLET)  The launching of our new Micro Cap Portfolio on 12/31/97.

(1) Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Returns are higher due to the maintenance of the portfolios' expenses by John McStay Investment Counsel. Since inception to 3/31/98 returns are: Brazos Small Cap 78.7%, Brazos Real Estate Securities 31.1%, Brazos Micro Cap 27.7%. 1 year ending 3/31/98 returns are: Brazos Small Cap 75.2%, Brazos Real Estate Securities 25.6%.

(2) The NAREIT Equity Index, Russell 2000 and the Wilshire REIT Index are unmanaged indices without any associated expenses and their returns assume the reinvestment of all dividends.

BRAZOS MUTUAL FUNDS
Report From Management -- continued

     (BULLET) The Micro Cap's first quarter performance of 27.7%, was ranked number 1 out of 47 Micro Cap funds as measured by Lipper Analytical based on total return.

     (BULLET) A BARRON'S cover story acknowledging JMIC (Brazos) as one of the better small cap money managers.

     (BULLET) The continued growth and strengthening of John McStay Investment Counsel's investment team with the addition of three proven investment professionals.

We are very pleased by the above events, as well as your continued positive feedback and encouragement along the way. Rest assured that our commitment to Brazos, and to you our valued shareholder, remains focused and intense.

Meanwhile, the markets have languished over the past several months. We have described this period in the markets as a transition involving the passage of time. We have suggested a transition for the following reasons: (1) the markets have experienced three consecutive years of double digit appreciation and are presently priced for perfection at approximately 22x 1998 earnings; (2) time is needed to adjust to the implications of the Asian problems that will become increasingly apparent in corporate earnings over the next six months; (3) the continued fragile conditions in Asia raise questions regarding Japan and China and a recession and currency devaluation, respectively; (4) earnings estimates for many companies remain too high and shortfalls in the reported earnings of highly visible companies will increase market volatility; and (5) clear visibility regarding 1999 earnings (and year 2000 earnings), which should be a positive market stimulus, is several months away.

However, there are three reasons why we believe that this transition market will be successfully concluded and that the bull market will continue to run. These factors include the demographic backdrop, corporate mergers, and corporate share repurchases.

An important leg in the liquidity story is the fact that free cash flow in corporations today is at an all-time high. Free cash flow, after dividends, capital expenditures, etc., now represents approximately 25% of reported earnings. On a per share basis, free cash flow has never been higher. Therefore, in an environment with very limited pricing power, the appetite to acquire, absorb, and rationalize is being facilitated for a period of time far beyond most expectations. We expect this to continue. One final point: if a market break should occur, let us say a break greater than 10%, we would expect that corporate America would respond by buying in stock in a most aggressive fashion. This was the reaction following the October 1987 crash and that action occurred with corporate America's liquidity profile pale in comparison with the present cash horde.

BRAZOS MUTUAL FUNDS
Report From Management -- continued

Demographics could hardly be more positive and the dynamics of individuals in the 50-70 age bracket and the dynamics of boomers in the 35-50 year old range, have remarkably positive consumption/investment implications for the economy. As the boomer has come to grips with the fact that the Social Security System will not be all that he hoped it would be, and as his consumption/saving posture shifts, his allocation to equities is growing at a remarkable pace. As a percentage of financial assets, it is now in excess of 40%. Historically, the financial assets of individuals have grown at 8% per year; it is shocking to note that if this growth were to continue, and if the percentage allocation to financial assets does not change, this will amount to another 24 trillion dollars of financial assets over the next 15 years!

As stunning as this statistic may be, one should also consider the worldwide impact of what is transpiring in the European pension industry. Remarkably, these individuals have only 12% of their financial assets in equities while to a large degree, they fit the U.S. demographic profile with the same need to save and invest. As a result, it is likely over the next decade, European investor allocations to equities will increase dramatically. Along with the European markets, the United States securities market will be a meaningful beneficiary. As if that is not enough, consider the fact that a portion of your Social Security Trust Fund is quite likely to be allocated to equities over the next few years. These are all sources of very serious new money coming into the market over the course of the next decade.

In conclusion, we are grateful for our good fortune, for your support and we report to you optimistically that our 1998 effort and results will justify your continued confidence in JMIC and the Brazos Mutual Funds.

                                             With best wishes,



                                             [/S/ John McStay]

                                             John McStay

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited)                                 May 31, 1998

                                                                    MARKET VALUE
                                                       SHARES         (NOTE 2)
                                                     ----------     ------------
COMMON STOCK -- 96.2%
BUSINESS SERVICES -- 10.3%
         Abacus Direct Corp.*.......................   47,200       $ 2,365,900
         CBT Group plc*.............................   57,000         2,835,750
         First Virtual Corp.*.......................  147,300         1,868,869
         Harte-Hanks Communications, Inc. ..........   55,200         1,248,900
         Iron Mountain, Inc.*.......................   33,300         1,382,991
         Paychex, Inc. .............................   40,500         1,458,000
         Romac International, Inc.*.................  146,412         4,126,988
         StaffMark, Inc.* ..........................    8,800           323,400
         The Profit Recovery Group
            International, Inc.*....................   78,000         1,911,000
         Vincam Group, Inc.*........................   57,700         1,157,606
                                                                   ------------
      TOTAL BUSINESS SERVICES................................        18,679,404
                                                                   ------------
CONSUMER DURABLES -- 2.7%
         Furniture Brands Intl., Inc.*..............   62,800         1,852,600
         Gentex Corp. ..............................   38,600         1,413,725
         Herman Miller, Inc. .......................   60,000         1,661,250
                                                                   ------------
      TOTAL CONSUMER DURABLES................................         4,927,575
                                                                   ------------
CONSUMER MERCHANDISING -- 17.2%
         99 Cents Only Stores*......................   44,900         1,711,812
         Abercrombie & Fitch Co. ...................   35,700         1,508,325
         Ames Department Stores, Inc. *.............   74,200         1,831,812
         Bed, Bath & Beyond, Inc.* .................   64,500         3,237,094
         BJ's Wholesale Club, Inc.*.................   44,300         1,749,850
         Blue Rhino Corporation*....................   90,400         1,401,200
         Dress Barn, Inc.*..........................   68,600         1,987,256
         Elder-Berrman Stores Corp.*................   55,800         1,395,000
         Fingerhut Co. .............................  122,600         3,593,712
         General Nutrition Companies, Inc.*.........   48,900         1,543,406
         Linens 'N Things, Inc.*....................  107,700         3,459,862
         Maxwell Shoe Co., Inc.*....................   95,600         1,876,150
         Michaels Stores, Inc.*.....................   59,300         1,775,294
         Starbucks Corp. ...........................   51,200         2,457,600
         The Cheesecake Factory*....................   80,100         1,617,019
                                                                   ------------
      TOTAL CONSUMER MERCHANDISING...........................        31,145,392
                                                                   ------------
CONSUMER NON-DURABLES -- 2.4%
         Whole Foods Market, Inc.*..................   77,800         4,279,000
                                                                   ------------
CONSUMER SERVICES -- 7.4%
         Bright Horizons, Inc.*.....................   97,100         2,427,500
         Caliber Learning Network, Inc.*............   35,100           579,150

4                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited)-- continued                     May 31, 1998

                                                                    MARKET VALUE
                                                       SHARES         (NOTE 2)
                                                     ----------     ------------
Corporate Family Solutions, Inc.*                      65,000       $  1,486,875
         Devry, Inc.*..............................    68,700          2,735,119
         Prime Hospitality Corp.*..................    42,500            762,344
         SFX Entertainment, Inc.* .................    38,900          1,721,325
         Sylvan Learning Systems, Inc.*............   123,300          3,760,650
                                                                    ------------
      TOTAL CONSUMER SERVICES................................         13,472,963
                                                                    ------------
ELECTRONIC TECHNOLOGY -- 6.0%
         ANTEC Corp.*..............................   150,500          2,883,016
         Harmonic Lightwaves, Inc. ................   199,900          3,473,263
         Oak Industries, Inc.*.....................    72,200          2,517,975
         Orbital Sciences Corp.**..................    23,700            968,738
         Sanmina Corp.*............................    13,900          1,082,462
                                                                    ------------
      TOTAL ELECTRONIC TECHNOLOGY............................         10,925,454
                                                                    ------------
ENERGY -- 6.6%
         Cal Dive International, Inc. *............    25,300            857,038
         Dril-Quip, Inc.*..........................    59,400          1,852,537
         Enserch Exploration ......................   173,800          1,716,275
         Global Industries Ltd.*...................   116,800          2,489,300
         Horizon Offshore, Inc.*...................   206,800          3,024,450
         Transmontaigne Oil Co.*...................   120,300          1,947,356
                                                                    ------------
      TOTAL ENERGY...........................................         11,886,956
                                                                    ------------
FINANCIAL -- 6.4%
         BAMerchant Services,Inc...................    22,800            411,768
         Carreker-Antinori, Inc.*..................   186,000          2,022,750
         HealthCare Financial Partners, Inc. *.....    53,900          2,647,837
         Indigo Aviation AB ADR*...................   127,500          1,466,250
         Metris Companies, Inc. ...................    13,600            778,600
         Nova Corp. ...............................    54,200          1,785,212
         Rock Financial Corp. .....................   142,400          1,637,600
         UniCapital Corp.*.........................    51,800            900,025
                                                                    ------------
      TOTAL FINANCIAL........................................         11,650,042
                                                                    ------------
HEALTHCARE PRODUCTS -- 4.9%
         Arqule, Inc.*.............................    55,100            785,175
         Jones Pharmaceutical, Inc.*...............    38,700          1,190,025
         Medicis Pharmaceutical Corp.* ............    65,100          2,656,894
         Pharmacyclics*............................    44,700          1,128,675
         Pharmaprint, Inc.*........................    69,900            865,012
         Spiros Developement Corp. II, Inc.*.......    50,000            831,250
         Waters Corp.*.............................    22,700          1,322,275
                                                                    ------------
      TOTAL HEALTHCARE PRODUCTS..............................          8,779,306
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                 5

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited)-- continued                     May 31, 1998

                                                                    MARKET VALUE
                                                      SHARES          (NOTE 2)
                                                    ----------      ------------
HEALTHCARE SERVICES -- 5.9%
         Ameripath, Inc.*........................     70,000       $  1,006,250
         MAXIMUS, Inc.*..........................     98,500          2,622,562
         Monarch Dental Corp.*...................    102,300          1,803,037
         Orthodontic Centers of America, Inc.*...     56,000          1,186,500
         Professional Detailing, Inc.*...........     39,300            825,300
         Serologicals Corp.*.....................    111,600          3,292,200
                                                                   ------------
      TOTAL HEALTHCARE SERVICES.............................         10,735,849
                                                                   ------------
MEDIA -- 11.9%
         American Radio Systems Corp. ...........     55,000          3,636,875
         Capstar Broadcasting Corp.*.............     59,200          1,124,800
         Cinar Films, Inc.*......................    124,800          2,386,800
         Clear Channel Communications, Inc.*.....     43,026          4,125,118
         Heftel Broadcasting Corp. (A Shares)*...     39,400          1,492,275
         Outdoor Systems, Inc.*..................    122,450          3,673,500
         Specialty Teleconstructors*.............     41,000          1,968,000
         The Petersen Companies, Inc.* ..........     73,100          1,800,088
         TMP Worldwide, Inc.* ...................     55,400          1,440,400
                                                                   ------------
      TOTAL MEDIA...........................................         21,647,856
                                                                   ------------
TECHNOLOGY SERVICES/SOFTWARE -- 12.2%
         Affiliated Computer Services, Inc.*.....    138,400          4,610,450
         CIBER, Inc.*............................     35,800          1,147,838
         Great Plains Software, Inc.*............     53,500          1,952,750
         Harbinger Corp.*........................     44,100          1,026,703
         Inspire Insurance Solutions, Inc.*......     75,700          2,474,444
         Metro Information Services Inc.* .......     29,700            968,963
         Network Solutions, Inc. (A Shares)*.....     33,700          1,245,847
         SunGard Data Systems, Inc.*.............     67,100          2,289,788
         Superior Consultant Holdings Corp.* ....     44,600          1,873,200
         Transactions Systems Architects, Inc.* .     72,000          2,916,000
         USWeb Corp.*............................     75,000          1,584,375
                                                                   ------------
      TOTAL TECHNOLOGY SERVICES/SOFTWARE....................         22,090,358
                                                                   ------------
TRADITIONAL HEAVY INDUSTRY -- 1.2%
         American Disposal Services, Inc.* ......     32,100          1,256,916
         Tetra Tech, Inc.*.......................     43,125            948,750
                                                                   ------------
      TOTAL TRADITIONAL HEAVY INDUSTRY......................          2,205,666
                                                                   ------------
TRANSPORTATION -- 1.1%
         International Total Services, Inc.* ....     43,300            909,300
         Swift Transportation Co., Inc.*.........     46,900          1,043,525
                                                                   ------------
      TOTAL TRANSPORTATION..................................          1,952,825
                                                                   ------------
      TOTAL COMMON STOCK  (COST $158,881,327) ..............        174,378,646
                                                                   ------------

6                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited)-- continued                     May 31, 1998

                                                                   MARKET VALUE
                                                       SHARES        (NOTE 2)
                                                     ----------    ------------
MUTUAL FUNDS -- 4.7%
         Samson Street Money Market Fund .......      4,286,492    $  4,286,492
         Temp Cash Fund (Dollar Series).........      4,286,492       4,286,492
                                                                   ------------
      TOTAL MUTUAL FUNDS (COST $8,572,984) ....................       8,572,984
                                                                   ------------

Total Investments
    (Cost $167,454,311)(DAGGER)-- 100.9% ......................    $182,951,630


Other Assets and Liabilities, Net-- (0.9%) ....................      (1,683,032)
                                                                   ------------

Total Net Assets-- 100.0% .....................................    $181,268,598
                                                                   ============

*    Non-income producing security.

(DAGGER)The cost for Federal income tax purposes was $167,517,174. At May 31, 1998, net unrealized appreciation was $15,434,456. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $18,140,693, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,706,237.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                 7

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Schedule of Investments (Unaudited)                                 May 31, 1998

                                                                    MARKET VALUE
                                                      SHARES          (NOTE 2)
                                                    ----------      ------------
COMMON STOCK -- 94.9%
APARTMENTS -- 18.2%
         Apartment Investment & Management Co. .      18,700        $   729,300
         Avalon Properties, Inc. ...............      56,700          1,594,687
         Bay Apartment Communities, Inc. .......      73,300          2,693,775
         BRE Properties, Inc. ..................      54,700          1,449,550
         Camden Property Trust .................      41,500          1,268,344
         Equity Residential Property Trust .....      73,500          3,596,906
         Essex Property Trust, Inc. ............      28,400            923,000
         Irvine Apartment Communities ..........      23,000            687,125
         Post Properties, Inc. .................      14,800            608,650
         Security Capital Atlantic, Inc. .......      18,237            406,913
         Security Capital Pacific Trust ........      57,257          1,291,861
         Summit Properties, Inc. ...............      55,400          1,104,537
                                                                   ------------
      TOTAL APARTMENTS......................................         16,354,648
                                                                   ------------
DIVERSIFIED/OTHER -- 7.3%
         Catellus Development Corp. ............      40,500            751,781
         Cousins Properties, Inc. ..............      11,200            343,000
         Crescent Real Estate Equities Co. .....      38,400          1,315,200
         First Union Real Estate Investments ...      46,500            508,594
         Glenborough Realty Trust, Inc. ........      28,300            792,400
         National Golf Properties, Inc. ........      17,400            523,087
         Vornado Realty Trust ..................      61,500          2,360,063
                                                                   ------------
      TOTAL DIVERSIFIED/OTHER...............................          6,594,125
                                                                   ------------
HEALTHCARE -- 2.9%
         Eldertrust ............................      69,700          1,097,775
         Healthcare Realty Trust, Inc. .........      12,700            359,569
         Meditrust Corp. .......................      39,100          1,102,131
                                                                   ------------
      TOTAL HEALTHCARE......................................          2,559,475
                                                                   ------------
HOTELS -- 17.3%
         American General Hospitality Corp. ....      50,600          1,201,750
         Boykin Lodging Co. ....................      57,900          1,226,756
         Bristol Hotel Company* ................       5,800            153,700
         Candlewood Hotel Company, Inc. ........      69,400            572,550
         Capstar Hotel Co. .....................      22,200            649,350
         Felcor Suite Hotels, Inc. .............     101,900          3,509,181
         Innkeepers USA Trust ..................      30,300            422,306
         Patriot American Hospitality, Inc. ....     144,599          3,461,339
         Sholodge, Inc.* .......................       5,700             52,725


8                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Schedule of Investments (Unaudited)-- continued                     May 31, 1998

                                                                   MARKET VALUE
                                                     SHARES          (NOTE 2)
                                                   ----------     ------------
Starwood Hotels & Resorts Trust                      88,700       $  4,185,532
         Sunstone Hotel Investors, Inc. ........      5,400             77,625
                                                                  ------------
      TOTAL HOTELS.........................................         15,512,814
                                                                  ------------
INDUSTRIAL -- 6.6%
         AMB Property Corp. ....................     40,800            971,550
         First Industrial Realty Trust, Inc. ...     38,300          1,187,300
         Meridian Industrial Trust, Inc. .......     32,700            760,275
         Security Capital Industrial Trust .....     41,800          1,029,325
         Weeks Corp. ...........................     62,200          1,986,512
                                                                  ------------
      TOTAL INDUSTRIAL.....................................          5,934,962
                                                                  ------------
MANUFACTURED HOMES -- 1.7%
         Chateau Communities, Inc. .............     23,900            708,038
         Sun Communities, Inc. .................     23,200            787,350
                                                                  ------------
      TOTAL MANUFACTURED HOMES.............................          1,495,388
                                                                  ------------
MIXED: OFFICE/INDUSTRIAL -- 3.5%
         Bedford Property Investors, Inc. ......     46,300            891,275
         Liberty Property Trust ................     20,200            534,037
         Reckson Associates Realty Corp. .......     36,100            897,988
         Spieker Properties, Inc. ..............     20,600            820,137
                                                                  ------------
      TOTAL MIXED: OFFICE/INDUSTRIAL.......................          3,143,437
                                                                  ------------
FREE STANDING -- 0.7%
         Captec Net Lease Realty, Inc. .........     36,100            570,831
         Franchise Finance Corporation
             of America ........................      2,300             59,800
                                                                  ------------
      TOTAL FREE STANDING..................................            630,631
                                                                  ------------
OFFICE -- 19.6%
         Arden Realty Group, Inc. ..............     59,300          1,627,044
         Boston Properties, Inc. ...............     10,300            350,200
         Brandywine Realty Trust ...............     33,000            765,188
         CarrAmerica Realty Corp. ..............     45,900          1,285,200
         Cornerstone Properties, Inc. ..........     33,900            593,250
         Equity Office Properties Trust ........    166,978          4,591,895
         Great Lakes REIT, Inc. ................      2,200             40,150
         Highwoods Properties, Inc. ............     35,600          1,174,800
         Kilroy Realty Corp. ...................     12,100            316,869
         Mack-Cali Realty Corp. ................     34,300          1,234,800
         Prentiss Properties Trust .............     44,200          1,129,863
         SL Green Realty Corp. .................     89,300          2,025,994
         Tower Realty Trust, Inc. ..............     46,300          1,062,006
         Trizec Hahn Corp. .....................     65,400          1,402,013
                                                                  ------------
      TOTAL OFFICE.........................................         17,599,272
                                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                 9

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Schedule of Investments (Unaudited)-- continued                     May 31, 1998

                                                                    MARKET VALUE
                                                       SHARES         (NOTE 2)
                                                     ----------     ------------
REGIONAL MALLS -- 5.8%
         JP Realty, Inc. ........................      73,800       $  1,688,175
         Rouse Company ..........................      39,600          1,190,475
         Simon Debartolo Group, Inc. ............      39,700          1,324,988
         The Macerich Co. .......................      24,500            661,500
         Urban Shopping Centers, Inc. ...........      10,700            353,100
                                                                    ------------
      TOTAL REGIONAL MALLS...................................          5,218,238
                                                                    ------------
STORAGE -- 5.1%
         Public Storage, Inc. ...................      27,500            825,000
         Sovran Self Storage, Inc. ..............      66,900          1,827,206
         Storage Trust Realty ...................      52,200          1,259,325
         Storage USA, Inc. ......................      18,000            669,375
                                                                    ------------
      TOTAL STORAGE..........................................          4,580,906
                                                                    ------------
STRIP CENTERS -- 6.2%
         Burnham Pacific Properties, Inc. .......      95,200          1,338,750
         Developers Diversified Realty Corp. ....      10,700            419,306
         IRT Property Co. .......................     118,200          1,344,525
         JDN Realty Corp. .......................      19,700            640,250
         Philips International Realty ...........      46,600            803,850
         Regency Realty Corp. ...................      42,600          1,043,700
                                                                    ------------
      TOTAL STRIP CENTERS....................................          5,590,381
                                                                    ------------
      TOTAL COMMON STOCK (COST $88,105,622) .................         85,214,277
                                                                    ------------
MUTUAL FUNDS -- 5.2%
         Samson Street Money Market Fund ........   2,353,120          2,353,120
         Temp Cash Fund (Dollar Series)..........   2,353,120          2,353,120
                                                                    ------------
      TOTAL MUTUAL FUNDS (COST $4,706,240) ..................          4,706,240
                                                                    ------------

Total Investments
     (Cost $92,811,862)(DAGGER)-- 100.1% ....................       $ 89,920,517


Other Assets and Liabilities, Net -- (0.1%) .................          (103,126)
                                                                    ------------

Total Net Assets-- 100.0% ...................................       $ 89,817,391
                                                                    ============

*    Non-income producing security.

(DAGGER)The cost for Federal income tax purposes was $92,857,390. At May 31, 1998, net unrealized depreciation was $2,936,873. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $611,178, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,548,051.


10                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC MICRO CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited)                                 May 31, 1998

                                                                    MARKET VALUE
                                                       SHARES         (NOTE 2)
                                                     ----------     ------------
COMMON STOCK -- 87.5%
BUSINESS SERVICES -- 8.5%
         Abacus Direct Corp.*...................        8,900       $    446,112
         Administaff, Inc.* ....................        3,200            131,200
         Data Processing Resources Corp.* ......       11,400            332,025
         First Virtual Corp.*...................       27,700            351,444
         Romac International, Inc.*.............       31,380            884,524
         The Profit Recovery Group
            International, Inc.*................       10,400            254,800
         Vincam Group, Inc.*....................       15,900            318,994
                                                                    ------------
      TOTAL BUSINESS SERVICES................................          2,719,099
                                                                    ------------
CONSUMER DURABLES -- 1.1%
         Amx Corp.* ............................       40,000            340,000
                                                                    ------------
CONSUMER MERCHANDISING -- 16.7%
         99 Cents Only Stores*..................       12,000            457,500
         Ames Department Stores, Inc. *.........       10,400            256,750
         Blue Rhino Corporation*................       32,100            497,550
         Coldwater Creek, Inc.*.................       20,000            455,000
         Dress Barn, Inc.*......................        7,500            217,266
         Elder-Berrman Stores Corp.*............       18,800            470,000
         Linens 'N Things, Inc.*................       23,300            748,512
         Maxwell Shoe Company, Inc.*............       30,600            600,525
         Michaels Stores, Inc.*.................       12,700            380,206
         O'Charleys, Inc.* .....................       23,200            482,850
         PJ America, Inc.* .....................       25,000            496,875
         The Cheesecake Factory*................       14,400            290,700
                                                                    ------------
      TOTAL CONSUMER MERCHANDISING...........................          5,353,734
                                                                    ------------
CONSUMER SERVICES -- 5.2%
         Bright Horizons, Inc.*.................       24,700            617,500
         Caliber Learning Network, Inc.*........        3,900             64,350
         CorporateFamily Solutions, Inc.* ......       21,900            500,962
         Equity Corp.* .........................       20,300            482,125
                                                                    ------------
      TOTAL CONSUMER SERVICES................................          1,664,937
                                                                    ------------
ELECTRONIC TECHNOLOGY -- 11.6%
         ANTEC Corp.*...........................       46,700            894,597
         Astropower, Inc.* .....................       40,000            375,000
         C-COR Electronics, Inc.*...............       40,300            639,762
         Harmonic Lightwaves, Inc.* ............       52,800            917,400
         Oak Industries, Inc.*..................       25,400            885,825
                                                                    ------------
      TOTAL ELECTRONIC TECHNOLOGY............................          3,712,584
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                11

BRAZOS/JMIC MICRO CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited)-- continued                     May 31, 1998

                                                                    MARKET VALUE
                                                       SHARES         (NOTE 2)
                                                     ----------     ------------
ENERGY -- 4.0%
         Dril-Quip, Inc.*..........................     13,800     $    430,387
         Horizon Offshore, Inc.*...................     40,700          595,238
         Transmontaigne Oil Co.*...................     15,800          255,762
                                                                   ------------
      TOTAL ENERGY............................................        1,281,387
                                                                   ------------
FINANCIAL -- 11.3%
         Carreker-Antinori, Inc.*..................     64,200          698,175
         First International Bancorp, Inc. ........     33,300          524,475
         HealthCare Financial Partners, Inc. *.....     11,100          545,287
         Indigo Aviation AB ADR*...................     47,400          545,100
         Metris Companies, Inc. ...................      2,100          120,225
         Nova Corp.* ..............................     18,900          622,519
         Rock Financial Corp. .....................     50,600          581,900
                                                                   ------------
      TOTAL FINANCIAL.........................................        3,637,681
                                                                   ------------
HEALTHCARE PRODUCTS -- 3.8%
         Medicis Pharmaceutical Corp.* ............     12,500          510,156
         Pharmacyclics*............................     12,100          305,525
         Pharmaprint, Inc.*........................     33,600          415,800
                                                                   ------------
      TOTAL HEALTHCARE PRODUCTS...............................        1,231,481
                                                                   ------------
HEALTHCARE SERVICES -- 9.3%
         American Dental Partners, Inc.*...........     40,000          680,000
         Ameripath, Inc.*..........................     19,300          277,438
         MAXIMUS, Inc.*............................     13,100          348,788
         Monarch Dental Corp.*.....................     29,800          525,225
         National Surgery Centers, Inc.* ..........     14,600          406,975
         Professional Detailing, Inc.*.............     13,700          287,700
         Serologicals Corp.*.......................     15,200          448,400
                                                                   ------------
      TOTAL HEALTHCARE SERVICES...............................        2,974,526
                                                                   ------------
MEDIA -- 4.8%
         Cinar Films, Inc.*........................     21,600          413,100
         Specialty Teleconstructors, Inc.*.........      7,100          340,800
         The Petersen Companies, Inc.* ............     22,400          551,600
         TMP Worldwide, Inc.* .....................      8,600          223,600
                                                                   ------------
      TOTAL MEDIA.............................................        1,529,100
                                                                   ------------
TECHNOLOGY SERVICES/SOFTWARE -- 6.7%
         A Consulting Team Inc.* ..................     28,900          343,188
         Computer Task Group, Inc..................      9,500          300,438
         Evolving Systems, Inc.*...................     20,000          370,000
         Inspire Insurance Solutions, Inc.*........     15,200          496,850

12                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC MICRO CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited)-- continued                     May 31, 1998

                                                                    MARKET VALUE
                                                       SHARES         (NOTE 2)
                                                     ----------     ------------
Mastech Corp.*                                         4,300        $    81,297
         Metro Information Services, Inc.* ........    5,700            185,963
         Superior Consultant Holdings Corp.* ......    9,200            386,400
                                                                   ------------
      TOTAL TECHNOLOGY SERVICES/SOFTWARE....................          2,164,136
                                                                   ------------
TRADITIONAL HEAVY INDUSTRY -- 3.5%
         American Disposal Services, Inc.* ........   11,900            465,959
         Hawk Corp.* ..............................   22,000            401,500
         Tetra Tech, Inc.*.........................   11,500            253,000
                                                                   ------------
      TOTAL TRADITIONAL HEAVY INDUSTRY......................          1,120,459
                                                                   ------------
TRANSPORTATION -- 1.0%
         International Total Services, Inc.* ......   15,500            325,500
                                                                   ------------
      TOTAL COMMON STOCK (COST $25,999,652) ................         28,054,624
                                                                   ------------
MUTUAL FUNDS -- 6.9%
         Samson Street Money Market Fund ..........1,105,132          1,105,132
         Temp Cash Fund (Dollar Series) ...........1,105,133          1,105,133
                                                                   ------------
      TOTAL MUTUAL FUNDS (COST $2,210,265) .................          2,210,265
                                                                   ------------
GOVERNMENT SECURITIES -- 8.6%
                                                     PAR
                                                  ----------
         U.S. Treasury Bill, 4.28%, 06/04/98
             (Cost $2,749,019)..............      $2,750,000          2,749,019
                                                                   ------------

Total Investments
     (Cost $30,958,936)(DAGGER) -- 103.0% ..................         33,013,908


Other Assets and Liabilities, Net-- (3.0%) .................           (957,979)
                                                                   ------------

Total Net Assets-- 100.0% ..................................       $ 32,055,929
                                                                   ============
*    Non-income producing security.

(DAGGER)Cost for Federal income tax purposes. At May 31, 1998, net unrealized appreciation was $2,054,972. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $2,578,874, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $523,902.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                13

BRAZOS MUTUAL FUNDS
Statements of Assets and Liabilities (Unaudited)                    May 31, 1998

                                                                SMALL CAP        REAL ESTATE       MICRO CAP
                                                                 GROWTH          SECURITIES         GROWTH
                                                                PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                              ------------------------------------------------
ASSETS
Investments in securities, at market value
     (identified cost $167,454,311, $92,811,862
     and $30,958,936 respectively) (Note 2).............       $182,951,630      $89,920,517       $33,013,908
Receivables for investment securites sold...............          1,114,800        1,488,966                --
Receivable for Fund shares sold.........................            211,075            5,745            41,907
Dividends and interest receivable.......................             53,646          104,724             9,708
Deferred organization costs (Note 2)....................             19,037           19,037                --
Other assets............................................              9,062            4,618             1,372
                                                               -----------------------------------------------
     Total Assets.......................................        184,359,250       91,543,607        33,066,895
                                                               -----------------------------------------------
LIABILITIES
Payables for investment securities purchased............          2,969,985        1,579,379           690,702
Payable for Fund shares redeemed........................             17,068           75,347           297,852
Other accrued expenses (Note 4).........................            103,599           71,490            22,412
                                                               -----------------------------------------------
     Total Liabilities..................................          3,090,652        1,726,216         1,010,966
                                                               -----------------------------------------------
Net Assets, at market value.............................       $181,268,598      $89,817,391       $32,055,929
                                                               ===============================================
NET ASSETS CONSISTED OF:
Capital paid in.........................................       $162,086,622      $89,423,808       $27,400,416
Undistributed net investment income (loss)..............           (456,303)         855,888           (51,495)
Accumulated net realized gain...........................          4,140,960        2,429,040         2,652,036
Net unrealized appreciation (depreciation) on
   investments..........................................         15,497,319       (2,891,345)        2,054,972
                                                               -----------------------------------------------
Net assets, for 11,549,136, 8,097,528 and
     2,446,564 shares outstanding, respectively.........       $181,268,598      $89,817,391       $32,055,929
                                                               ===============================================
NET ASSET VALUE, offering and redemption price per share
     ($181,268,598 (DIVIDE) 11,549,136, $89,817,391 (DIVIDE)
     8,097,528 and $32,055,929 (DIVIDE) 2,446,564
     outstanding shares of beneficial interest,
     $0.00 par value)...................................             $15.70           $11.09            $13.10
                                                               ===============================================


14                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Statements of Operations for the Six-Month Period Ended May 31, 1998 (Unaudited)

                                                                SMALL CAP        REAL ESTATE       MICRO CAP
                                                                 GROWTH          SECURITIES         GROWTH
                                                                PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                              ------------------------------------------------
INVESTMENT INCOME:
Dividends...................................................      $    86,881      $1,820,415         $  1,345
Interest....................................................          242,828         136,507           84,028
                                                                  --------------------------------------------
     Total investment income................................          329,709       1,956,922           85,373
                                                                  --------------------------------------------
EXPENSES:
     Advisory fee (Note 4)..................................          585,354         330,760          102,627
     Administration fee (Note 4)............................           69,141          39,388            9,096
     Accounting fee (Note 4)................................           32,795          25,984           22,192
     Custodian fee (Note 4).................................           15,435          20,071            9,260
     Transfer Agent fee (Note 4)............................           15,786          15,724           10,427
     Trustees' fees and expenses (Note 4)...................            2,663           2,676            2,471
     Amortization of organization and offering
         expenses (Note 2)..................................            2,257           2,257               --
     Registration fees......................................           30,142          17,082            7,530
     Reports to shareholders................................            5,851           5,491            5,478
     Legal..................................................           12,232          11,502            6,802
     Audit..................................................            6,356           5,010            4,436
     Other..................................................            8,000           3,805            3,126
                                                                  --------------------------------------------
         Total expenses before fee waivers..................          786,012         479,750          183,445
         Advisory fee waived (Note 4).......................               --         (20,325)         (36,467)
         Administration fee waived (Note 4).................               --              --           (2,124)
         Accounting fee waived (Note 4).....................               --              --           (5,486)
         Transfer agent fee waived (Note 4).................               --              --           (2,500)
                                                                  --------------------------------------------
         Total expenses, net................................          786,012         459,425          136,868
                                                                  --------------------------------------------
     Net investment income (loss)...........................         (456,303)      1,497,497          (51,495)
                                                                  --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investment transactions...........        4,204,080       2,637,439        2,652,036
     Net unrealized appreciation (depreciation) of
         investments during the period......................       12,593,976      (3,762,786)       2,054,972
                                                                  --------------------------------------------
     Net gain (loss) on investments.........................       16,798,056      (1,125,347)       4,707,008
                                                                  --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................      $16,341,753     $   372,150       $4,655,513
                                                                  ============================================

(DAGGER)The  Micro Cap Growth  Portfolio  commenced  operations  on December 31,
      1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                15

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets

                                                                SMALL CAP        REAL ESTATE       MICRO CAP
                                                                 GROWTH          SECURITIES         GROWTH
                                                                PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                              ------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1998 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income (loss)......................       $   (456,303)      $ 1,497,497         $ (51,495)
     Net realized gain on investment transactions......          4,204,080         2,637,439         2,652,036
     Net unrealized appreciation (depreciation) of
         investments during the period.................         12,593,976        (3,762,786)        2,054,972
                                                              ------------------------------------------------
     Net increase in net assets resulting from
         operations....................................         16,341,753           372,150         4,655,513
                                                              ------------------------------------------------
Distributions to shareholders from:
     Net investment income ($0.00, $0.21 and
         $0.00 per share, respectively)................                 --        (1,216,812)               --
     Net realized gain on investments ($0.10, $0.14
         and $0.00 per share, respectively)............           (650,416)         (715,001)               --
                                                              ------------------------------------------------
     Total distributions...............................           (650,416)       (1,931,813)               --
                                                              ------------------------------------------------
Increase in net assets from Fund share
     transactions (Note 5).............................         84,679,279        38,068,801        27,400,416
                                                              ------------------------------------------------
     Total increase in net assets......................        100,370,616        36,509,138        32,055,929
NET ASSETS:
     Beginning of period...............................         80,897,982        53,308,253                --
                                                              ------------------------------------------------
     End of period.....................................       $181,268,598       $89,817,391       $32,055,929
                                                              ================================================

(DAGGER)The  Micro Cap Growth  Portfolio  commenced  operations  on December 31,
    1997.


16                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets -- continued

                                                                        SMALL CAP        REAL ESTATE
                                                                         GROWTH          SECURITIES
                                                                        PORTFOLIO         PORTFOLIO
                                                                  ------------------------------------
FOR THE PERIOD DECEMBER 31, 1996(DAGGER)
   THROUGH NOVEMBER 30, 1997

INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income (loss)...............................       $  (181,176)      $ 1,218,804
     Net realized gain on investment transactions...............         4,388,209         4,485,233
     Net unrealized appreciation of investments during
         the period.............................................         2,903,343           871,441
                                                                       -----------------------------
     Net increase in net assets resulting from operations.......         7,110,376         6,575,478
                                                                       -----------------------------
Distributions to shareholders from:
     Net investment income ($0.00 and $0.23 per share,
         respectively)..........................................                --          (643,601)
     Net realized gain on investments ($1.17 and $0.93
         per share, respectively)...............................        (3,619,737)       (3,978,631)
                                                                       -----------------------------
     Total distributions........................................        (3,619,737)       (4,622,232)
                                                                       -----------------------------
Increase in net assets from Fund share transactions (Note 5)....        77,357,343        51,305,007
                                                                       -----------------------------
     Total increase in net assets...............................        80,847,982        53,258,253
NET ASSETS:
     Beginning of period........................................            50,000            50,000
                                                                       -----------------------------
     End of period..............................................       $80,897,982       $53,308,253
                                                                       =============================

(DAGGER) Commencement of Operations.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                17

BRAZOS MUTUAL FUNDS
Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                  FOR THE
                                                           SIX-MONTH PERIOD ENDED              FOR THE
                                                                MAY 31, 1998          PERIOD DECEMBER 31, 1996*
                                                                 (UNAUDITED)          THROUGH NOVEMBER 30, 1997
                                                           ----------------------     -------------------------
SMALL CAP GROWTH PORTFOLIO
NET ASSET VALUE-- BEGINNING OF PERIOD...................            $13.49                     $10.00
                                                                    ------                     ------
INVESTMENT OPERATIONS:
     Net investment loss................................             (0.04)                     (0.03)
     Net realized and unrealized gain on
         investments....................................              2.35                       4.69
                                                                    ------                     ------
       Total from investment operations.................              2.31                       4.66
                                                                    ------                     ------
DISTRIBUTIONS:
     From net realized gain.............................             (0.10)                     (1.17)
                                                                    ------                     ------
NET ASSET VALUE-- END OF PERIOD.........................            $15.70                     $13.49
                                                                    ======                     ======
TOTAL RETURN***.........................................            17.23%                     47.08%
Ratios (to average net assets)/Supplemental Data
     Expenses 1.........................................             1.21%**                    1.35%**
     Net investment loss................................           (0.70)%**                  (0.68)%**
Portfolio turnover rate.................................            63.03%                    147.86%
Average commission rate paid(DAGGER)....................          $ 0.0613                    $0.0551
Net assets at end of period (000 omitted)...............          $181,269                    $80,898


18                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                                  FOR THE
                                                           SIX-MONTH PERIOD ENDED              FOR THE
                                                                MAY 31, 1998          PERIOD DECEMBER 31, 1996*
                                                                 (UNAUDITED)          THROUGH NOVEMBER 30, 1997
                                                           ----------------------     -------------------------
REAL ESTATE SECURITIES PORTFOLIO
NET ASSET VALUE-- BEGINNING OF PERIOD...................            $11.24                      $10.00
                                                                    ------                      ------
INVESTMENT OPERATIONS:
     Net investment income..............................              0.19                        0.35
     Net realized and unrealized gain on
         investments....................................              0.01                        2.05
                                                                    ------                      ------
       Total from investment operations.................              0.20                        2.40
                                                                    ------                      ------
DISTRIBUTIONS:
     From net investment income.........................             (0.21)                      (0.23)
     From net realized gain.............................             (0.14)                      (0.93)
                                                                    ------                      ------
       Total distributions..............................             (0.35)                      (1.16)
                                                                    ------                      ------
NET ASSET VALUE-- END OF PERIOD.........................            $11.09                      $11.24
                                                                    ======                      ======
TOTAL RETURN***.........................................             1.74%                      24.39%
Ratios (to average net assets)/Supplemental Data:
     Expenses 2.........................................             1.25%**                     1.25%**
     Net investment income..............................             4.07%**                     4.61%**
Portfolio turnover rate.................................            85.10%                     184.74%
Average commission rate paid(DAGGER)....................           $0.0648                     $0.0644
Net assets at end of period (000 omitted)...............           $89,817                     $53,308


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                19

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                               FOR THE
                                                       PERIOD DECEMBER 31, 1997*
                                                         THROUGH MAY 31, 1998
                                                              (UNAUDITED)
                                                        ------------------------
MICRO CAP GROWTH PORTFOLIO
NET ASSET VALUE-- BEGINNING OF PERIOD.................           $10.00
                                                                 ------
INVESTMENT OPERATIONS:
     Net investment loss..............................            (0.02)
     Net realized and unrealized gain on investments..             3.12
                                                                 ------
       Total from investment operations...............             3.10
                                                                 ------
NET ASSET VALUE-- END OF PERIOD.......................           $13.10
                                                                 ======
TOTAL RETURN***.......................................           31.00%
Ratios (to average net assets)/Supplemental Data:
     Expenses3........................................            1.60%**
     Net investment loss..............................          (0.60)%**
Portfolio turnover rate...............................           62.09%
Average commission rate paid(DAGGER)..................          $0.0621
Net assets at end of period (000 omitted).............          $32,056

*    Commencement of operations.
**   Annualized.
***  Unannualized.
1 The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.35% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent waived a portion of their fees for the period ended November 30, 1997. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 1.80% for the period ended November 30, 1997.
2 The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.25% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent waived a portion of their fees for the period ended November 30, 1997. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 1.31% for the six-month period ended May 31, 1998 and 1.83% for the period ended November 30, 1997.
3 The Adviser has voluntarily agreed to waive a portion of its advisory fees and assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.60% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent waived a portion of their fees for the period ended May 31, 1998. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 2.14% for the period ended May 31, 1998.
(DAGGER)Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged.

20                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited)                           May 31, 1998

      1. DESCRIPTION OF THE FUND. Brazos Mutual Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into three
      Portfolios, the BRAZOS/JMIC Micro Cap Growth Portfolio ("Micro Cap Portfolio"), the BRAZOS/JMIC Real Estate Securities Portfolio ("Real Estate Portfolio") and the BRAZOS/JMIC Small Cap Growth Portfolio ("Small Cap Portfolio") (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently consists of a single class of shares. The investment objective of the Micro Cap Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal by investing primarily in micro capitalization companies. The investment objective of the Real Estate Portfolio is to provide a balance of income and appreciation (with reasonable risk to principal) by investing primarily in equity securities of companies which are principally engaged in the real estate industry. The investment objective of the Small Cap Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal by investing primarily in small capitalization companies.

      Because the Real Estate Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs.
      REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a RElT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

      2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

      SECURITY VALUATION. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities, including REITs, which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                21

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 1998

      of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees. As of May 31, 1998, no securities were valued by the Board of Trustees.

      FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

      The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

      DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio will distribute annually to shareholders substantially all of its net investment income and any net realized long-term capital gains. The Portfolios may distribute net investment income and other capital gains during interim periods when the Fund's management determines that it is in the best interests of a Portfolio and its shareholders to do so. It is not anticipated that distributions of net investment income and other capital gains will be made more frequently than quarterly.

      The Real Estate Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capital gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies ("SOP"), distributions representing a return of capital for tax purposes are charged to capital paid in.

      DEFERRED ORGANIZATION AND OFFERING COSTS. Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Offering costs, including initial registration costs, have been deferred and will be charged to expense during the Fund's first year of operation.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 1998

      contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
      Interest income is recorded on the accrual basis.

      3. INVESTMENT SECURITIES. During the period ended May 31, 1998, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                             SMALL CAP         REAL ESTATE          MICRO CAP
                             PORTFOLIO          PORTFOLIO           PORTFOLIO
                            ------------       -----------         -----------
         Purchases.......   $161,796,970       $93,615,544         $35,369,979
         Sales...........     82,497,480        60,514,191          12,022,741

      4. ADVISORY FEE AND OTHER TRANSACTION WITH AFFILIATES. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an investment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. Under Investment Advisory Agreements with the Fund, dated November 25, 1996, and November 14, 1997, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.20%, 0.90% and 0.90% of the average daily net assets of the Micro Cap Portfolio, Small Cap Portfolio and Real Estate Portfolio, respectively. The Adviser has voluntarily agreed to keep operating expenses for the Micro Cap Portfolio, Small Cap Portfolio and Real Estate Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) from exceeding an annual rate of 1.60%, 1.35% and 1.25%, respectively, of each Portfolio's average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of a Portfolio.

      The following table summarizes the advisory fees for the period ended May 31, 1998:

                                               GROSS ADVISER         ADVISER
                                                    FEE            FEE WAIVED
                                               -------------       ----------
         Small Cap Portfolio................      $585,354          $     (0)
         Real Estate Portfolio..............       330,760           (20,325)
         Micro Cap Portfolio................       102,627           (36,467)

      Prior to January 5, 1998, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, provided administration services to the Fund.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 1998

      Effective January 5, 1998, the services previously provided by RSMC are provided by PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNCBank Corp., a multi-bank holding company. For administration services provided, the Fund pays an annual administration fee from the Fund equal to the greater of: (1) a minimum annual fee of $32,500 for each of the first two single-class Portfolios plus $15,000 for any additional Portfolio, or second or additional class of a Portfolio; or (2) an asset-based fee, equal to a percentage of the average daily net assets of the Fund, on a Fund-wide basis, according to the following schedule: 0.15% of the first $50 million in assets; plus 0.10% of assets between $50 million and $200 million; plus 0.07% of assets in excess of $200 million. Each Portfolio shares in its pro-rata portion of the Fund's fee. For the period ended January 5, 1998, RSMC fees for administration services for the Small Cap Portfolio, Real Estate Portfolio and Micro Cap Portfolio were $17,847, $12,156 and $1,233, respectively, of which $616 was waived for the Micro Cap Portfolio. For the period January 5, 1998, through May 31, 1998, PFPC fees for administration services for the Small Cap Portfolio, Real Estate Portfolio and Micro Cap Portfolio were $51,294, $27,232 and $7,863, respectively, of which $1,508 was waived for the Micro Cap Portfolio.

      Prior to January 5, 1998, RSMC determined the net asset value per share of the Portfolios and provided accounting services to the Portfolios. Effective January 5, 1998, the services previously provided by RSMC are provided by PFPC. For accounting services provided, the Fund pays an annual fee of $45,000 per Portfolio, plus an asset-based fee, equal to a percentage of the average daily net assets of each Portfolio, according to the following schedule 0.03% of assets between $50 million and $100 million; plus 0.02% of assets in excess of $100 million. For the period ending January 5, 1998, RSMC fees for accounting services for the Small Cap Portfolio, Real Estate Portfolio and Micro Cap Portfolio were $9,716, $8,242 and $3,699, respectively, of which $1,849 was waived for the Micro Cap Portfolio. For the period January 5, 1998, through May 31, 1998, PFPC fees for accounting services for the Small Cap Portfolio, Real Estate Portfolio and Micro Cap Portfolio were $23,079, $17,742 and $18,493, respectively, of which $3,637 was waived for the Micro Cap Portfolio.

      Prior to January 5, 1998, RSMC also served as transfer and dividend disbursing agent for the Fund pursuant to a transfer agent agreement with the Fund, dated December 31, 1996. Effective January 5, 1998, the services previously provided by RSMC are provided by PFPC.

      Prior to January 5, 1998, WTC served as Custodian of the assets of the Fund. Effective January 5, 1998, PNC Bank, N.A. ("PNC") replaced WTC as Custodian of the assets of the Fund.

      Prior to February 13, 1998, Pursuant to a Distribution Agreement with the Fund dated December 31, 1995, Rodney Square Distributors, Inc. ("RSD"), a wholly-owned subsidiary of WTC, assisted in securing purchasers for shares of the Fund. RSD also directly, or through its affiliates, provided investor support services. RSD received no compensation for distribution of shares of the Fund, except for reimbursement of out-of-pocket expenses. Effective February 13, 1998, Provident

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 1998

      Distributors, Inc. ("Provident"), replaced RSD as distributor of the Fund. Provident will receive no compensation for distribution of shares of the Fund, except for reimbursement of out-of-pocket expenses. Certain trustees and officers of the Fund are also officers of the Fund's Investment Adviser. Such trustees and officers are paid no fees by the Fund for serving as trustees or officers of the Fund.

      5. FUND SHARES. At May 31, 1998, there were an unlimited number of shares of beneficial interest, no par value, authorized. The following table summarizes the activity in shares of each Portfolio:

      FOR THE SIX-MONTH PERIOD
        ENDED MAY 31, 1998

                                     SMALL CAP                  REAL ESTATE                  MICRO CAP
                                     PORTFOLIO                   PORTFOLIO               PORTFOLIO(DAGGER)
                              ------------------------    ------------------------   ------------------------
                                SHARES        AMOUNT       SHARES         AMOUNT      SHARES        AMOUNT
                              ---------    -----------    ---------    -----------   ---------    -----------
      Shares sold.........    6,017,566    $91,652,118    3,397,544    $38,548,602   2,523,545    $28,397,103
      Shares issued to
        shareholders in
        reinvestment of
        distributions.....       46,937        638,350      136,468      1,540,549          --             --
      Shares redeemed.....     (513,749)    (7,611,189)    (179,285)    (2,020,350)    (76,981)      (996,687)
                              ---------    -----------    ---------    -----------   ---------    -----------
      Net increase........    5,550,754    $84,679,279    3,354,727    $38,068,801   2,446,564    $27,400,416
                                           ===========                 ===========                ===========
      Shares outstanding:
      Beginning of
        period............    5,998,382                   4,742,801                         --
                              ---------                   ---------                  ---------
      End of period.......   11,549,136                   8,097,528                  2,446,564
                             ===========                  =========                  =========

(DAGGER) The Micro Cap Portfolio commenced operations on December 31, 1997.


BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 1998

  FOR THE PERIOD DECEMBER 31, 1996(DAGGER)
          THROUGH NOVEMBER 30, 1997

                                   SMALL CAP                 REAL ESTATE
                                   PORTFOLIO                  PORTFOLIO
                            ------------------------   ------------------------
                              SHARES        AMOUNT      SHARES        AMOUNT
                            ---------    -----------   ---------    -----------
    Shares sold.........    5,958,892    $76,803,151   4,528,484    $48,887,308
    Shares issued to
      shareholders in
      reinvestment of
      distributions.....      256,842      3,494,269     381,700      4,223,787
    Shares redeemed.....     (222,352)    (2,940,077)   (172,383)    (1,806,088)
                            ---------    -----------   ---------    -----------
    Net increase........    5,993,382    $77,357,343   4,737,801    $51,305,007
                                         ===========                ===========
    Shares outstanding:
    Beginning of
      period............        5,000                      5,000
                            ---------                  ---------
    End of period.......    5,998,382                  4,742,801
                            =========                  =========
(DAGGER) Commencement of Operations.

                                    TRUSTEES
                                    --------
                                 JOHN H. MASSEY
                                DAVID M. REICHERT
                               DAN L. HOCKENBROUGH

                                    OFFICERS
                                    --------

                               DAN L. HOCKENBROUGH
                             Chairman of the Board,
                      President and Chief Financial Officer

                                TRICIA A. HUNDLEY
                          Vice President, Secretary and
                               Compliance Officer

                                LOREN J. SOETENGA
                          Vice President and Treasurer

                                  ADMINISTRATOR
                                  -------------

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809

                                    CUSTODIAN
                                    ---------

                                 PNC BANK, N.A.
                               1600 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

                                     COUNSEL
                                     -------

                           DRINKER, BIDDLE & REATH LLP
                              1345 CHESTNUT STREET
                        PHILADELPHIA, PENNSYLVANIA 19107

                                    AUDITORS
                                    --------

                          PRICEWATERHOUSECOOPERS L.L.P.
                             2400 ELEVEN PENN CENTER
                        PHILADELPHIA, PENNSYLVANIA 19103

BZ10